BUSINESS COMBINATIONS - Net Assets and Liabilities from Acquisition (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Feb. 28, 2022	Jul. 02, 2021	Mar. 31, 2021	Jan. 26, 2021
L3Harris' Military Training business
Disclosure of detailed information about business combination [line items]
Current assets	$ 110.0
Current liabilities	(130.8)
Property, plant and equipment	96.3
Right-of-use assets	31.6
Intangible assets	1,342.8
Deferred tax	41.2
Other non-current assets	7.7
Long-term debt, including current portion	(33.9)
Other non-current liabilities	(104.0)
Total purchase consideration	1,360.9
Purchase price adjustment payable	(8.4)
Cash consideration	1,352.5		$ 1,337.7
Sabre AirCentre airline operations portfolio
Disclosure of detailed information about business combination [line items]
Current assets	42.0
Current liabilities	(3.4)
Right-of-use assets	0.3
Intangible assets	423.2
Deferred tax	1.2
Other non-current assets	36.9
Long-term debt, including current portion	(0.3)
Other non-current liabilities	(1.0)
Fair value of net assets acquired, excluding cash acquired	498.9
Cash consideration	502.7	$ 498.9
Cash acquired	$ 3.8
TRU Simulation + Training Canada Inc.
Disclosure of detailed information about business combination [line items]
Current assets				$ 128.8
Current liabilities				(132.5)
Property, plant and equipment				8.5
Right-of-use assets				62.6
Intangible assets				219.8
Deferred tax				0.7
Other non-current assets				0.5
Long-term debt, including current portion				(73.0)
Other non-current liabilities				(20.1)
Fair value of net assets acquired, excluding cash acquired				199.4
Total purchase consideration				205.4
Cash consideration				192.5	$ 49.6
Investment in equity accounted investees				4.1
Cash acquired				6.0
Net short-term payable				(1.1)
Settlement of pre-existing relationship				(0.3)
Fair value of long-term contingent cash consideration payable				$ (11.5)